17. Loans and financing (Details 5) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)	BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | R$			R$ 1,837,904
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 363,321
Secured notes 2026 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	December 23, 2020	December 23, 2020
Principal amount | R$			R$ 1,039,340
Cost | R$		R$ 86,831
Interest rate (p.a.)	8.00% p.a.	8.00% p.a.
Maturity Date	June 30, 2026	June 30, 2026
Secured notes 2026 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 200,000
Cost | $	$ 16,750